Fair Value Measurements - Contingent Purchase Price Consideration, Measured at Estimated Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash equivalents		$ 17,583
Liabilities:
Warrants potentially settleable in cash	$ 8,510	1,860	$ 14,518
Unobservable Inputs (Level 3)
Liabilities:
Contingent purchase price consideration	1,227	1,095	6,142	$ 6,651
Fair Value, Measurements, Recurring
Assets:
Cash equivalents	17,131	16,192	29,171
Restricted cash equivalents	13,212	17,622
Total assets	30,343	33,814	29,171
Liabilities:
Warrants potentially settleable in cash	8,510	1,860	14,518
Contingent purchase price consideration	1,227	1,095	6,142
Total liabilities	9,737	2,955	20,660
Fair Value, Measurements, Recurring | Quoted Prices In Active Markets (Level 1)
Assets:
Cash equivalents	17,131	16,192	29,171
Restricted cash equivalents	13,212	17,622
Total assets	30,343	33,814	29,171
Liabilities:
Warrants potentially settleable in cash	0	0	0
Contingent purchase price consideration	0	0	0
Total liabilities	0	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Cash equivalents	0	0	0
Restricted cash equivalents	0	0
Total assets	0	0	0
Liabilities:
Warrants potentially settleable in cash	8,510	1,860	14,518
Contingent purchase price consideration	0	0	0
Total liabilities	8,510	1,860	14,518
Fair Value, Measurements, Recurring | Unobservable Inputs (Level 3)
Assets:
Cash equivalents	0	0	0
Restricted cash equivalents	0	0
Total assets	0	0	0
Liabilities:
Warrants potentially settleable in cash	0	0	0
Contingent purchase price consideration	1,227	1,095	6,142
Total liabilities	$ 1,227	$ 1,095	$ 6,142